Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Components of Income Before Income Tax Expenses

The components of income before income tax expenses were as follows:

	Years Ended December 31,
	2011	2012	2013
China	$213,272	$285,595	$299,236
Non-China*	(23,700)	(65,944)	(54,429)

Total	$189,572	$219,651	$244,807

Provision for Income Taxes

The provision for income taxes consists of the following:

	Years Ended December 31,
	2011	2012	2013
Current:
China	$19,637	$37,540	$12,389
Non-China*	337	(144)	855

Total	$19,974	$37,396	$13,244
Deferred:
China	$(2,206)	$(3,367)	$599
Non-China*	4,879	3,340	417

Total	2,673	(27)	1,016

Total provision for income taxes	$22,647	$37,369	$14,260

Remarks*:	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.

Summary of Tax Benefits

A summary of tax benefits from “Nationwide Key Software Enterprise” status is presented as below:

	Years Ended December 31,
	2011	2012	2013
2010 Tax benefits	$7,561	$—	$—
2011 Tax benefits	—	—	7,923
2012 Tax benefits	—	—	11,451
2013 Tax benefits	—	—	7,399

Total tax benefits	$7,561	$—	$26,773

Components of Deferred Tax Assets and Liabilities

Components of deferred tax assets and liabilities were as follows:

	December 31,
	2012	2013
Deferred tax assets are analyzed as:
Accrued compensation	$473	$197
Acquired intangible assets	6,049	6,747
Bad debt provision	3,418	3,872
Depreciation of property, plant and equipment	1,135	1,551
Government subsidies	2,393	2,720
Inventory write-down	1,096	1,546
Sales incentive and warranty accruals	2,315	2,535
Tax losses	40,180	48,772
Research & experimentation tax credits	878	1,420
Others	390	(260)
Valuation allowance	(51,884)	(59,515)

Net deferred tax assets	$6,443	$9,585

Deferred tax liabilities are analyzed as:
Acquired intangible assets	$(23,369)	$(42,812)
Undistributed earnings that may be distributed by the PRC subsidiaries	—	(3,000)

Total	$(16,926)	$(36,227)

Analysis of Deferred Tax Assets and Liabilities

	December 31,
	2012	2013
Deferred tax assets are analyzed as:
Current	$6,443	$9,585

Deferred tax liabilities are analyzed as:
Non-current	(23,369)	(45,812)

Total	$(16,926)	$(36,227)

Movements in Valuation Allowance

Movements in valuation allowance were as follows:

	December 31,
	2011	2012	2013
Balance, beginning of year	$29,132	$36,945	$51,884
Current year addition	7,813	14,939	7,631

Balance, end of year	$36,945	$51,884	$59,515

Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations

Reconciliation of provision for income taxes to the amount computed by applying the current tax rate to the income before income taxes and non-controlling interests on the consolidated statements of operations is as follows:

	Years Ended December 31,
	2011	2012	2013
Income before income taxes and non-controlling interests	$189,572	$219,651	$244,807
PRC enterprise income tax rate	15%	15%	15%
Income tax at PRC enterprise income tax rate on income before income taxes	32,196	36,809	44,435
Effect of net income for which no income tax benefit/expense is receivable/payable	1,252	(929)	(3,993)
Effect of foreign income tax rate	(10,392)	(5,192)	(1,286)
Change in PRC income tax rate	(124)	(68)	(35)
Employee share-based compensation expense	1,909	1,833	334
(Non-taxable) taxable VAT refunds	(3,303)	(3,853)	9,415
Additional deduction on research and development expense	(5,109)	(5,958)	(8,565)
Over provision of income taxes in prior years	(1,595)	(212)	(2,159)
Effect of tax holiday	—	—	(7,744)
Effect of income tax benefits	—	—	(26,773)
Effect of deferred tax liabilities on undistributed earnings that may be distributed by the PRC subsidiaries	—	—	3,000
Change in valuation allowance	7,813	14,939	7,631

Total provision for income taxes	$22,647	$37,369	$14,260

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	December 31,
	2012	2013
Unrecognized tax benefits beginning balance	$3,651	$5,484
Gross decrease - tax positions in prior year	—	(1,226)
Gross increase (decrease) current period tax positions	1,833	(599)

Unrecognized tax benefits ending balance	$5,484	$3,659